Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 31	$ 20
Valuation allowance	30,682	$ 15,818
Increase in valuation allowance	14,864
Unrecognized tax benefits	0
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	110,923
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 98,474